Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	$ 135	$ 258	$ 122
OCI before reclassifications	(705)	(157)	185
Deferred income tax benefit (expense) (2)	148	32	(39)
AOCI before reclassifications, net of income tax	(422)	133	268
Amounts reclassified from AOCI	11	2	(13)
Deferred income tax benefit (expense) (2)	(2)		3
Amounts reclassified from AOCI, net of income tax	9	2	(10)
Balance end of period	(413)	135	258
Unrealized Investment Gains (Losses), Net of Related Offsets (1)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	128	256	116
OCI before reclassifications	(717)	(163)	190
Deferred income tax benefit (expense) (2)	151	33	(40)
AOCI before reclassifications, net of income tax	(438)	126	266
Amounts reclassified from AOCI	11	2	(13)
Deferred income tax benefit (expense) (2)	(2)		3
Amounts reclassified from AOCI, net of income tax	9	2	(10)
Balance end of period	(429)	128	256
Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	7	2	6
OCI before reclassifications	12	6	(5)
Deferred income tax benefit (expense) (2)	(3)	(1)	1
AOCI before reclassifications, net of income tax	16	7	2
Amounts reclassified from AOCI	0	0	0
Deferred income tax benefit (expense) (2)	0		0
Amounts reclassified from AOCI, net of income tax	0	0	0
Balance end of period	$ 16	$ 7	$ 2